Investment Objectives and Goals - VALUE LINE LARGER COMPANIES FOCUSED FUND, INC.	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	VALUE LINE LARGER COMPANIES FOCUSED FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund’s sole investment objective is long-term growth of capital.